Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483

Principal payments due	Principal payments due as of December 31, 2012 are as follows (in thousands):
2013	$1,943
2014	1,717
2015	15,005
18,665
Less embedded derivative and unamortized debt discount	(7,396)
$11,269